FORESIDE FUND SERVICES, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

January 7, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Registration Statement on Form N-1A of ALTMFX Trust (File Nos. 333-198183 and 811-22989)

Ladies and Gentlemen:

As principal underwriter for ALTMFX Trust, the undersigned hereby requests, pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), that effectiveness under the 1933 Act of the above-referenced Registration Statement on Form N-1A be accelerated to Friday, January 9, 2015. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

FORESIDE FUND SERVICES, LLC

By: /s/ Mark Fairbanks
Mark Fairbanks, President

ALTMFX Trust
Three Canal Plaza, Suite 600
Portland, Maine 04101

January 7, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Registration Statement on Form N-1A of ALTMFX Trust (File Nos. 333-198183 and 811-22989)

Ladies and Gentlemen:

Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), the undersigned hereby requests that effectiveness under the 1933 Act of the above-referenced Registration Statement on Form N-1A be accelerated to Friday, January 9, 2015. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

ALTMFX Trust

By: /s/ Vicki Horwitz
Vicki Horwitz, Secretary